Fair Value Measurements - Estimated Fair Value of the Company's Financial Instruments (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents	$ 23,276,000	$ 23,750,000	$ 23,295,000	$ 25,639,000	$ 26,193,000	$ 45,346,000
Cash and cash equivalents, fair value	23,276,000	23,750,000		25,639,000
Available for sale, fair value	123,054,000	146,520,000		154,334,000
Loans held for sale	880,000	1,107,000		438,000
Loans held for sale, fair value	880,000	1,107,000		438,000
Net loans	579,995,000	527,325,000		463,738,000
Net loans, fair value	586,739,000	534,021,000		475,019,000
Bank-owned life insurance	13,438,000	13,141,000		9,092,000
Federal Home Loan Bank stock	1,887,000	1,887,000		1,887,000
Accrued interest receivable	2,526,000	2,387,000		2,095,000
Deposits	639,342,000	624,447,000		586,112,000
Deposits, fair value	643,095,000	624,973,000		586,796,000
Short-term borrowings	32,803,000	35,825,000		14,808,000
Short-term borrowings, fair value	32,803,000	35,825,000		14,808,000
Other borrowings	9,713,000	9,939,000		10,624,000
Other borrowings, fair value	10,003,000	10,063,000		10,822,000
Accrued interest payable	391,000	395,000		315,000
Scenario, Previously Reported [Member]
Available for sale, fair value		146,520,000
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	23,276,000	23,750,000		25,639,000
Available for sale, fair value	5,000	5,000
Bank-owned life insurance	13,438,000	13,141,000		9,092,000
Federal Home Loan Bank stock	1,887,000	1,887,000		1,887,000
Accrued interest receivable	2,526,000	2,387,000		2,095,000
Deposits	454,427,000	433,226,000		416,254,000
Short-term borrowings	32,803,000	35,825,000		14,808,000
Accrued interest payable	391,000	395,000		315,000
Fair Value, Inputs, Level 2 [Member]
Available for sale, fair value	123,049,000	146,515,000		154,334,000
Loans held for sale	880,000	1,107,000		438,000
Fair Value, Inputs, Level 2 [Member] | Scenario, Previously Reported [Member]
Available for sale, fair value		146,520,000
Fair Value, Inputs, Level 3 [Member]
Available for sale, fair value	0	0
Net loans	586,739,000	534,021,000		475,019,000
Deposits	188,668,000	191,747,000		170,542,000
Other borrowings	$ 10,003,000	$ 10,063,000		$ 10,822,000